Royalties - Schedule of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	$ 47,011
Royalties, Additions	75	$ 2,313
Royalties, Foriegn currency translation	291	818
Royalties Before Depletion, Ending Balance	47,377	47,011
Royalties, Prior Year Depletion		(147)
Royalties, Depletion	(459)	(147)
Royalties, Current Year Depletion	(606)
Royalties, Ending Balance	46,771	46,864
Michelin Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	4,262
Royalties Before Depletion, Ending Balance	4,262	4,262
Royalties, Ending Balance	4,262
Anderson Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	7,751
Royalties, Foriegn currency translation	129
Royalties Before Depletion, Ending Balance	7,880	7,751
Royalties, Ending Balance	7,880
Slick Rock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	3,076
Royalties, Foriegn currency translation	51
Royalties Before Depletion, Ending Balance	3,127	3,076
Royalties, Ending Balance	3,127
Workman Creek Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,476
Royalties, Foriegn currency translation	25
Royalties Before Depletion, Ending Balance	1,501	1,476
Royalties, Ending Balance	1,501
Churchrock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	792
Royalties, Foriegn currency translation	13
Royalties Before Depletion, Ending Balance	805	792
Royalties, Ending Balance	805
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,445
Royalties, Foriegn currency translation	24
Royalties Before Depletion, Ending Balance	1,469	1,445
Royalties, Ending Balance	1,469
Energy Queen Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	68
Royalties, Foriegn currency translation	1
Royalties Before Depletion, Ending Balance	69	68
Royalties, Ending Balance	69
Lance Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,781
Royalties, Foriegn currency translation	30
Royalties Before Depletion, Ending Balance	1,811	1,781
Royalties, Ending Balance	1,811
Roca Honda Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	167
Royalties, Foriegn currency translation	3
Royalties Before Depletion, Ending Balance	170	167
Royalties, Ending Balance	170
Reno Creek Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	305
Royalties, Foriegn currency translation	5
Royalties Before Depletion, Ending Balance	310	305
Royalties, Ending Balance	310
Roughrider, Russell Lake and Russell Lake South Projects [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	5,923
Royalties, Additions	75
Royalties Before Depletion, Ending Balance	5,998	5,923
Royalties, Ending Balance	5,998
Whirlwind Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	68
Royalties, Foriegn currency translation	1
Royalties Before Depletion, Ending Balance	69	68
Royalties, Ending Balance	69
San Rafael Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	546
Royalties, Foriegn currency translation	9
Royalties Before Depletion, Ending Balance	555	546
Royalties, Ending Balance	555
Langer Heinrich Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	2,822
Royalties Before Depletion, Ending Balance	2,822	2,822
Royalties, Ending Balance	2,822
Cigar Lake Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	4,704
Royalties Before Depletion, Ending Balance	4,704	4,704
Royalties, Ending Balance	4,704
McArthur River Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	11,543
Royalties Before Depletion, Ending Balance	11,543	11,543
Royalties, Prior Year Depletion		(147)
Royalties, Depletion	(459)
Royalties, Current Year Depletion	(606)
Royalties, Ending Balance	10,937
Dawn Lake Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	282
Royalties Before Depletion, Ending Balance	282	$ 282
Royalties, Ending Balance	$ 282